Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
As of September 30, 2026 and December 31, 2025, property and equipment, net, consisted of the following (in thousands):

	September 30,	December 31,
	2026	2025
Laptops and IT equipment	$220	$217
Lab equipment	961	712
Furniture and fixtures	45	45
Leasehold improvements	261	208
Construction in progress	100	3

Property and equipment, gross	1,587	1,185
Less: accumulated depreciation	(566)	(350)

Property and equipment, net	$1,021	$835

As of December 31, 2025 and 2024, property and equipment, net, was as follows:

	December 31,
	2025	2024
Laptops and IT equipment	$216,535	$82,437
Lab equipment	711,930	618,314
Furniture and fixtures	45,370	42,375
Leasehold improvements	208,031	192,568
Construction in progress	3,058	—

Property and equipment, gross	1,184,924	935,694
Less: accumulated depreciation	(350,141)	(132,587)

Property and equipment, net	$834,783	$803,107